Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our other NEOs along with our total shareholder return, the total shareholder return of the peer group identified below, our net income, and revenue, our company selected measure, for our fiscal years ending in 2020, 2021, 2022 and 2023:

							Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year (1)	Summary Compensation Table Total for CEO#1	Compensation Actually Paid to CEO#1 (2)(3)	Summary Compensation Table Total for CEO#2	Compensation Actually Paid to CEO#2 (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)	Total Shareholder Return (8)	Peer Group Total Shareholder Return (8)	Net income	Revenue
2023	18,596,895	25,548,246 (4)			2,160,582	3,296,957 (4)	151.91	165.65	161,149	5,442,749
2022	6,973,806	10,626,325 (5)			1,945,846	3,331,189 (5)	112.04	142.59	96,664	4,195,272
2021	5,348,118	4,077,659 (6)	7,119,599	3,822,001 (6)	1,498,734	864,158 (6)	81.52	139.03	64,072	3,660,771
2020			8,231,959	2,601,283 (7)	2,507,932	1,676,265 (7)	88.20	115.30	98,541	3,918,946

(1)
NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs
2023	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos
2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway
2020		Charles L. Harrington	George L. Ball, Debra A. Fiori, Michael R. Kolloway and Carey A. Smith

(2)
Fair value or change in fair value, as applicable, of equity awards in the Compensation "Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based RSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end values are multiplied times the probability of achievement as of each such date (3) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable valuation date(s).
(3)
For the portion of “Actually Paid” compensation that is based on year-end stock prices, the following prices were used: December 31, 2023 $62.71 (35.6 % increase from prior year), December 31, 2022 $46.25 (37.4% increase from prior year), December 31, 2021 $33.65 (7.58% reduction from prior year), December 31, 2020 $36.41 (11.8% reduction from prior year).
(4)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957

(5)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 was updated to $10,626,325 and the average Compensation “Actually Paid” to other NEOs of $3,272,287 was updated to $3,331,189 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189
(6)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476 was updated to $4,077,659, CEO#2 of $3,692,318 was updated to $3,822,001 and the average Compensation “Actually Paid” to other NEOs of $851,546 to $864,158 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

(7)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932
Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(5,630,676)	(831,667)
Compensation "Actually Paid" for Fiscal Year 2020	2,601,283	1,676,265

(8)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, 2023, and 2024 Annual Proxy Statements, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applicable year on December 31, 2019.

The only changes to the peer group in 2023 relative to 2022 was the removal of Maxar Technologies Inc and ManTech International Corporation as a result of their acquisitions. In 2022, the only change to the peer group relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75. Changes to the peer group made in 2021 relative to the 2020 peer group were the removals of FLIR Systems and Perspecta as a result of their acquisitions and the addition of Maxar in light of its business relevance and size. 2-year TSR for the peer group approved in 2020, assuming a $100 initial investment on 12/31/2019, would have been $135.62.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs
2023	Carey A. Smith		Susan M. Balaguer, Michael R. Kolloway and Matthew Ofilos
2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos
2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway
2020		Charles L. Harrington	George L. Ball, Debra A. Fiori, Michael R. Kolloway and Carey A. Smith

Peer Group Issuers, Footnote
(8)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, 2023, and 2024 Annual Proxy Statements, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applicable year on December 31, 2019.

The only changes to the peer group in 2023 relative to 2022 was the removal of Maxar Technologies Inc and ManTech International Corporation as a result of their acquisitions. In 2022, the only change to the peer group relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75. Changes to the peer group made in 2021 relative to the 2020 peer group were the removals of FLIR Systems and Perspecta as a result of their acquisitions and the addition of Maxar in light of its business relevance and size. 2-year TSR for the peer group approved in 2020, assuming a $100 initial investment on 12/31/2019, would have been $135.62.

Adjustment To PEO Compensation, Footnote
(4)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957

(5)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 was updated to $10,626,325 and the average Compensation “Actually Paid” to other NEOs of $3,272,287 was updated to $3,331,189 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189
(6)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476 was updated to $4,077,659, CEO#2 of $3,692,318 was updated to $3,822,001 and the average Compensation “Actually Paid” to other NEOs of $851,546 to $864,158 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

(7)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932
Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(5,630,676)	(831,667)
Compensation "Actually Paid" for Fiscal Year 2020	2,601,283	1,676,265

Non-PEO NEO Average Total Compensation Amount	$ 2,160,582	$ 1,945,846	$ 1,498,734	$ 2,507,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,296,957	3,331,189	864,158	1,676,265
Adjustment to Non-PEO NEO Compensation Footnote
(4)
2023 Compensation "Actually Paid" to CEO#1 of $25,548,246 and the average Compensation "Actually Paid" to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	18,596,895	2,160,582
Less, value of Stock Awards reported in SCT	(15,215,909)	(872,752)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	17,670,848	1,255,989
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	4,516,447	731,953
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(20,035)	21,186
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	6,951,351	1,136,375
Compensation "Actually Paid" for Fiscal Year 2023	25,548,246	3,296,957

(5)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 was updated to $10,626,325 and the average Compensation “Actually Paid” to other NEOs of $3,272,287 was updated to $3,331,189 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846
Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,736,210	570,784
Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	3,652,519	1,385,343
Compensation "Actually Paid" for Fiscal Year 2022	10,626,325	3,331,189
(6)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476 was updated to $4,077,659, CEO#2 of $3,692,318 was updated to $3,822,001 and the average Compensation “Actually Paid” to other NEOs of $851,546 to $864,158 due to a correction of "Change in Fair Value of Prior Year awards that are Outstanding and Unvested". Below reflects the corrections and adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734
Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(618,697)	(2,264,902)	(215,544)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	(1,270,459)	(3,297,598)	(634,576)
Compensation "Actually Paid" for Fiscal Year 2021	4,077,659	3,822,001	864,158

(7)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932
Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	(5,630,676)	(831,667)
Compensation "Actually Paid" for Fiscal Year 2020	2,601,283	1,676,265

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Cumulative TSR.

For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 46% lower than Summary Compensation Table pay, while our TSR in each year was -12% and -8%. The average of the Compensation “Actually Paid” to the Other NEOs in 2020 and 2021 was 33% and 42% lower than the average Summary Compensation Table value. For 2022 and 2023, the Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52% and 37% relative to Summary Compensation Table pay, while our TSR in each year was +37% and +36%. Average Compensation “Actually Paid” to our NEOs was 71% and 53% higher than the average Summary Compensation Table value in 2022 and 2023.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Net Income. For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 46% lower than Summary Compensation Table pay, while our net income growth in each year was -18% and -35%. The average of the Compensation “Actually Paid” to the Other NEOs in 2020 and 2021 was 33% and 42% lower than the average Summary Compensation Table value. For 2022 and 2023, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52% and 37% relative to Summary Compensation Table pay, alongside an increase in net income of 51% and 67%. Average Compensation “Actually Paid” to our NEOs was 71% and 53% higher than the average Summary Compensation Table value in 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Revenue. For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 46% lower than Summary Compensation Table pay, while our revenue growth in each year was -1% and -7%. The average of the Compensation “Actually Paid” to the Other NEOs in 2020 and 2021 was 33% and 42% lower than the average Summary Compensation Table value. For 2022 and 2023, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 52% and 37% relative to Summary Compensation Table pay, alongside an increase in revenue of 15% and 30%. Average Compensation “Actually Paid” to our NEOs was 71% and 53% higher than the average Summary Compensation Table value in 2022 and 2023.

Tabular List, Table

Performance Measures

The following performance measures reflect the Company’s most important performance measures in effect for 2023, as further described and defined in the Compensation Discussion and Analysis under How We Performed in Fiscal 2023, Annual Cash Incentives and Long-Term Incentives.

Revenue: Revenue as reported in financial statements, which excludes equity in earnings from unconsolidated joint ventures and bad debt expense.

Adjusted EBITDA: Earnings attributable to Parsons Corporation, adjusted to include earnings attributable to noncontrolling interests and to exclude interest expense (net of interest income), provision for income taxes, depreciation and amortization and certain other items that are not considered in the evaluation of ongoing operating performance. These other items include earnings attributable to noncontrolling interests, asset impairment charges, income and expense recognized on litigation matters, expenses incurred in connection with acquisitions and other non-recurring transaction costs and expenses related to restructuring.

Awards: Awards booked into backlog generally represent the amount of revenue, excluding equity in earnings, expected to be earned in the future from funded and unfunded contract awards received during the period. Contract awards include both new and re-compete contracts and task orders.

Cash Flow: Represents cash flow from operating activities as presented in the financial statements.
Diversity: Global Gender and US Race/Ethnic representation.

Total Shareholder Return Amount	$ 151.91	112.04	81.52	88.2
Peer Group Total Shareholder Return Amount	165.65	142.59	139.03	115.3
Net Income (Loss)	$ 161,149,000	$ 96,664,000	$ 64,072,000	$ 98,541,000
Company Selected Measure Amount	5,442,749,000	4,195,272,000	3,660,771,000	3,918,946,000
Stock Price | $ / shares	$ 62.71	$ 46.25	$ 33.65	$ 36.41
Change In Share Price Percentage	35.60%	37.40%	(7.58%)	(11.80%)
Total Shareholder Return Percentage	36.00%	37.00%	(8.00%)	(12.00%)
Net Income Growth Rate	67.00%	51.00%	(35.00%)	(18.00%)
Nonpeo Neo Average Compensation Actually Paid Net Income	53.00%	71.00%	42.00%	33.00%
Revenue Growth Rate	30.00%	15.00%	(7.00%)	(1.00%)
Nonpeo Neo Average Compensation Actually Paid Revenue	53.00%	71.00%	42.00%	33.00%
Estimated Peer Group Shareholder Return Base On Three Year Criteria	$ 141.75
Estimated Peer Group Total Shareholder Return Base On Two Year Criteria		$ 135.62
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Awards
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Diversity
Carey A Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,596,895	6,973,806	$ 5,348,118
PEO Actually Paid Compensation Amount	$ 25,548,246	$ 10,626,325	$ 4,077,659
PEO Name	Carey A. Smith	Carey A. Smith	Carey A. Smith
Peo Compensation Actually Paid	37.00%	52.00%
Peo Actually Paid Compensation	53.00%	71.00%
Peo Compensation Actually Paid Net Income	37.00%	52.00%
PeoCompensation Actually Paid Revenue	37.00%	52.00%
Charles L Harrington [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,119,599	$ 8,231,959
PEO Actually Paid Compensation Amount			$ 3,822,001	$ 2,601,283
PEO Name			Charles L. Harrington	Charles L. Harrington
Peo Compensation Actually Paid			46.00%	68.00%
Peo Actually Paid Compensation			42.00%	33.00%
Peo Compensation Actually Paid Net Income			46.00%	68.00%
PeoCompensation Actually Paid Revenue			46.00%	68.00%
PEO | Carey A Smith [Member] | Value Of Stock Awards Reported In Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,215,909)	$ (4,730,700)	$ (3,895,113)
PEO | Carey A Smith [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,670,848	6,577,029	3,339,277
PEO | Carey A Smith [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,516,447	1,736,210	(618,697)
PEO | Carey A Smith [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,035)	69,980	(95,926)
PEO | Carey A Smith [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,951,351	3,652,519	(1,270,459)
PEO | Carey A Smith [Member] | Before Correction of Change in Fair Value of Prior Year Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,067,617	3,971,476
PEO | Charles L Harrington [Member] | Value Of Stock Awards Reported In Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,382,006)	$ (4,974,490)
PEO | Charles L Harrington [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,853,848	4,626,904
PEO | Charles L Harrington [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,264,902)	(4,069,659)
PEO | Charles L Harrington [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(504,539)	(1,213,431)
PEO | Charles L Harrington [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,297,598)	(5,630,676)
PEO | Charles L Harrington [Member] | Before Correction of Change in Fair Value of Prior Year Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,692,318
Non-PEO NEO | Value Of Stock Awards Reported In Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(872,752)	(990,085)	(829,496)	(1,221,932)
Non-PEO NEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,255,989	1,239,181	748,094	1,104,283
Non-PEO NEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,953	570,784	(215,544)	(569,652)
Non-PEO NEO | Fmv Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		326,744
Non-PEO NEO | Change In Fair Value From Prior Year End Of Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,186	238,720	(337,629)	(144,365)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,136,375	1,385,343	(634,576)	$ (831,667)
Non-PEO NEO | Before Correction of Change in Fair Value of Prior Year Awards, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 3,272,287	$ 851,546